CONSOLIDATED STATEMENTS OF CASH FLOWS ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Cash flows from operating activities:
Net income	$ 25,383	¥ 176,724	¥ 55,083	¥ 17,202
Depreciation of property and equipment and amortization of intangible assets	880	6,129	1,666	619
Impairment of amounts due from related parties (see Note 17)				9,265
Impairment of long-term impairment (see Note 5)	575	4,000	0	0
Impairment of property and equipment	99	689
Impairment of other current assets	286	1,991
Loss on disposal of property and equipment			124
Amortization of non-cash business resources contributed by certain shareholder (see Note 13)				5,692
Share-based compensation expenses	14,969	104,211	25,859	2,659
Lease expense to reduce right-of-use assets	4,754	33,095
Share of losses of equity method investee				3,850
Exchange (gains)/losses	465	3,235	8,008	(2,090)
Deferred income tax	(620)	(4,314)	(21,784)	(9,110)
Accrued investment income of short-term investments	330	2,298	(747)	(1,728)
Recovery of loss from impairment of amounts due from related parties	(189)	(1,314)
Changes in operating assets and liabilities:
Trade receivables	(2,246)	(15,637)	(3,890)	(6,533)
Receivables from online payment platforms	(497)	(3,459)	(3,113)	(4,220)
Prepayment and other current assets	(2,827)	(19,678)	(33,355)	(10,981)
Other non-current assets	(2,037)	(14,184)		(58)
Contract liabilities	(3,339)	(23,242)	70,959	41,372
Taxes payable	3,819	26,589	31,675	9,152
Salary and welfare payables	4,193	29,190	29,169	21,594
Amounts due from/to related parties	248	1,730	75
Operating lease liabilities	(3,337)	(23,233)
Accrued expenses and other liabilities	14,222	99,002	39,256	14,192
Net cash generated from operating activities	55,131	383,822	198,985	90,877
Cash flows from investing activities:
Purchase of property and equipment and intangible assets	(5,393)	(37,544)	(6,408)	(222)
Purchase of short-term investments and term deposits	(430,625)	(2,997,928)	(1,130,177)	(27,600)
Proceeds from maturities of short-term investments and term deposits	248,193	1,727,870	587,576	40,700
Cash paid for long-term investments, including prepayment for new investment	(3,408)	(23,725)	(20,650)	(12,063)
Proceeds from disposal of property and equipment			287	17
Loans advanced to related party (see Note 17)	(718)	(5,000)	(2,000)	(2,800)
Proceeds from repayment of the loans advances to related party (see Note 17)	189	1,314	2,000	9,000
Net cash generated from/(used in) investing activities	(191,762)	(1,335,013)	(569,372)	7,032
Cash flows from financing activities:
Proceeds from issuance of convertible redeemable preferred shares, net of issuance cost			485,414	324,671
Proceeds from initial public offering, net of issuance cost	181,932	1,266,577
Proceeds from exercise of share options	261	1,819
Net cash provided by financing activities	182,193	1,268,396	485,414	324,671
Effect of exchange rate changes on cash, cash equivalents and restricted cash	2,960	20,597	7,497	(114)
Net increase in cash, cash equivalents and restricted cash	48,522	337,802	122,524	422,466
Cash, cash equivalents and restricted cash at the beginning of the year	80,925	563,383	440,859	18,393
Cash, cash equivalents and restricted cash at the end of the year	129,447	901,185	563,383	440,859
Supplemental disclosures of cash flow information:
Cash paid for income taxes	(5,474)	(38,112)	(243)	(7)
Non-cash investing and financing activities:
Accretions of convertible redeemable preferred shares to redemption value	7,214	50,219	104,211	28,521
Conversion of convertible redeemable preferred shares upon IPO (see Note13)	207,729	1,446,168
Payable for issuance cost of convertible redeemable preferred shares				10,127
Issuance of convertible redeemable preferred shares by re-designation of ordinary shares (see Note 12)			201,776
Cancellation of ordinary shares and deemed dividend upon the re-designation of ordinary shares (see Note 12)			190,189
Reconciliation to amounts on consolidated balance sheets:
Total cash, cash equivalents and restricted cash	$ 129,447	¥ 901,185	¥ 563,383	¥ 440,859